SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Disaggregated information of revenues by business lines

Disaggregated information of revenues by business lines are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Interactive toys - animation series	$1,969,141	$160,672	$522,638
Interactive toys - game series	15,905,314	21,152,258	16,896,944
Mobile game	2,473,162	2,521,199	1,111,596
Information service	4,328,591	-	-
Communication service	5,514,861	-	-
Total revenues	$30,191,069	$23,834,129	$18,531,178

Disaggregated information by business lines

Disaggregated information by business lines are as follows:

Year ended December 31, 2020

	Interactive toys	Interactive toys		Information	Communication
	animation series	game series	Mobile game	Service	Service
Revenue	$1,969,141	$15,905,314	$2,473,162	4,328,591	5,514,861
Costs of revenue	(1,348,936)	(5,490,820)	(10,577)	(4,334,411)	(5,022,079)
Gross Profit	$620,205	$10,414,494	$2,462,585	(5,820)	492,782

Year ended December 31, 2019

	Interactive toys	Interactive toys
	animation series	game series	Mobile game
Revenue	$160,672	$21,152,258	$2,521,199
Costs of revenue	(81,201)	(7,160,508)	(290,091)
Gross Profit	$79,471	$13,991,750	$2,231,108

Year ended December 31, 2018

	Interactive toys	Interactive toys
	animation series	game series	Mobile game
Revenue	$522,638	$16,896,944	$1,111,596
Costs of revenue	(379,069)	(5,612,915)	(116,692)
Gross Profit	$143,569	$11,284,029	$994,904

Disaggregated information of revenues by geographic locations

Disaggregated information of revenues by geographic locations are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Domestic PRC revenues	$30,191,069	$23,834,129	$18,407,891
Export revenues	-	-	123,287
Total revenues	$30,191,069	$23,834,129	$18,531,178